INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
Schedule of changes in the net carrying amount of intangible assets

			Customer
			relationships,
			projects
			under
	Spectrum		development
	licences	Software	and other	Total
Cost

Balance as of December 31, 2019	$979.3	$1,180.6	$100.5	$2,260.4
Additions	—	122.0	58.2	180.2
Net change in additions financed with non-cash balances	—	(114.9)	62.2	(52.7)
Business acquisitions	—	0.1	9.7	9.8
Reclassification	—	99.7	(99.7)	—
Retirement, disposals and other	—	(19.1)	—	(19.1)
Balance as of December 31, 2020	979.3	1,268.4	130.9	2,378.6
Additions[1]	830.0	87.6	68.5	986.1
Net change in additions financed with non-cash balances	—	(36.2)	45.1	8.9
Business acquisitions	—	—	2.3	2.3
Reclassification	—	34.5	(34.5)	—
Retirement, disposals and other	—	(15.2)	—	(15.2)
Balance as of December 31, 2021	$1,809.3	$1,339.1	$212.3	$3,360.7

			Customer
			relationships,
			projects
	Spectrum		development
	licences	Software	and other	Total
Accumulated amortization and impairment losses

Balance as of December 31, 2019	$247.7	$670.9	$5.1	$923.7
Amortization	—	120.3	2.3	122.6
Retirement, disposals and other	—	(19.1)	–	(19.1)
Balance as of December 31, 2020	247.7	772.1	7.4	1,027.2
Amortization	—	133.2	3.5	136.7
Retirement, disposals and other	—	(15.2)	–	(15.2)
Balance as of December 31, 2021	$247.7	$890.1	$10.9	$1,148.7

Net carrying amount
As of December 31, 2020	$731.6	$496.3	$123.5	$1,351.4
As of December 31, 2021	$1,561.6	$449.0	$201.4	$2,212.0

11.  INTANGIBLE ASSETS (continued)

1	In 2021, Videotron acquired 294 blocks of spectrum in the 3500 MHz band across the country. More than half of the investment is concentrated in four Canadian provinces outside Québec: southern and eastern Ontario, Manitoba, Alberta and British Columbia. Videotron made an initial deposit of $166.0 million in the third quarter of 2021 for the acquisition of these spectrum licences. The final payment of $664.0 million was made on December 17, 2021.